Subsequent Event (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Acquisition Costs, Period Cost	$ 53.7
Escrow Deposit	7.7
Effect on Future Earnings, Amount	$ 0.6